Events After the Reporting Period - Acquisition of Qualtrics (Details) - Acquisition of Qualtrics - Qualtrics $ / shares in Units, € in Billions, $ in Billions	Jan. 23, 2019 USD ($) $ / shares	Jan. 23, 2019 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest acquired (as a percent)	100.00%	100.00%
Cash paid per share (in dollars per share) | $ / shares	$ 35
Liabilities and post-closing expenses relating to assumed share-based payment awards | $	$ 0.9
Cash paid	$ 7.1	€ 6.2
Liabilities incurred		0.3
Total consideration transferred		6.5
Recognized Assets and Liabilities
Cash and cash equivalents		0.1
Trade and other receivables		0.1
Property, plant, and equipment		0.1
Intangible assets		2.0
Thereof acquired technology		0.5
Thereof customer relationship and other intangibles		1.5
Total identifiable assets		2.3
Trade and other payables		0.1
Current and deferred tax liabilities		0.3
Contract liabilities/deferred income		0.1
Other liabilities		0.1
Total identifiable liabilities		0.6
Total identifiable net assets		1.7
Goodwill		4.8
Total consideration transferred		€ 6.5